Property, plant and equipment - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments contracted	£ 128.2	£ 107.3